EARNINGS PER SHARE - Additional Information (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
EARNINGS PER SHARE
Number of Categories of Potential Dilutive Effects	2
Antidilutive Securities Excluded from Computation of Earnings Per Share	12,269,677	61,540,876	45,765,000